UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                               Investment Company Act file number   811-22478

                                                                   Bennett Group of Funds

(Exact name of registrant as specified in charter)

5335 Wisconsin Ave, NW, Suite 500
Washington, DC 20015
(Address of principal executive offices) (Zip code)

Dawn J. Bennett
5335 Wisconson Ave, NW, Suite 500
Washington, DC 20015

(Name and address of agent for service)

Registrant's telephone number, including area code:  (866)-286-2268

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                           Bennett Group of Funds

By (Signature and Title)*                /s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date                                            August 17, 2012

*Print the name and title of each signing officer under his or her signature.